Leases (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
Operating right-of-use lease assets	$ 3,772		$ 3,772		$ 23,000
Lease liabilities	0		0
Prepaid lease commencement	$ 7,544		$ 7,544
Weighted-average remaining lease term	6 months		6 months
Weighted-average discount rate	6.00%		6.00%
Lease expense	$ 2,493	$ 7,606	$ 20,757	$ 35,064
Operating lease payments			$ 21,123